Cost of Sales (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cost of Sales [Abstract]
Cash operating costs	$ 2,728	$ 2,444	$ 2,493
By-products revenue (note 3)	(154)	(138)	(127)
Cash operating costs, Net of by-product revenue	2,574	2,306	2,366
Royalties	116	105	100
Other cash costs	19	24	27
Total cash costs	2,709	2,435	2,493
Retrenchment costs	6	14	11
Rehabilitation and other non-cash costs	29	43	(10)
Amortisation of tangible assets (note 31 and note 35)	817	789	737
Amortisation of intangible assets (note 31 and note 35)	6	20	40
Inventory change	15	(38)	23
Cost of sales	$ 3,582	$ 3,263	$ 3,294